Income Tax	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Income Tax

10. Income Tax

(a)	Income Tax

British Virgin Islands

Under the current and applicable laws of BVI, the Company is not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Hong Kong entities which are not qualified or selected under the two-tier tax rate are chargeable at the tax rate of 16.5% on any assessable profits.

Taiwan

In accordance with the relevant tax laws and regulations of Taiwan, a company registered in Taiwan is subject to a corporate income tax rate of 20%.

For the years ended March 31, 2025 and 2024, CTRL Media did not select the two-tier tax rate for income tax provision and a tax rate of 16.5% is applicable on all assessable profits.

The components of the income tax provision are as follows:

	For the year ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Current income tax	705,839	262,812	33,781
Deferred income tax	(6,589)	(9,078)	(1,167)
	699,250	253,734	32,614

Reconciliation between the provision for income tax computed by applying the Hong Kong Profits Tax rate of 16.5% to income before income tax and the actual provision of income tax is as follows:

	For the year ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Profit before income tax	2,598,909	(26,582,692)	(3,416,844)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income tax computed at Hong Kong Profits Tax rate	428,820	(4,386,145)	(563,779)

Reconciling items:
Tax effect of income that is not taxable	815,476	(3,999)	(514)
Tax effect of expenses that is not deductible	24,193	57,014	7,328
Tax effect of different tax rates in other jurisdiction	(495,059)	2,832,350	364,060
Over provision for pervious year	(71,241)	(138,766)	(17,836)
Tax concession	(3,000)	(3,000)	(386)
Valuation allowance	—	1,896,278	243,741
Others	61	2	—
Income tax	699,250	253,734	32,614

(b)	Deferred Tax Assets and Liabilities

The Company measures deferred tax liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	For the years ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Deferred tax assets
Impairment loss on accounts receivable		54,456	7,000
Impairment loss on prepayments		1,747,994	224,681
Net operation loss carrying forward	—	93,828	11,982
Total deferred tax assets, net	—	1,896,278	243,741
Less: valuation allowance	—	(1,896,278)	(243,741)
Deferred tax assets, net	—	—	—

	For the years ended March 31,
	2024	2025	2025
	HK$	HK$	US$
Deferred tax liabilities
Depreciation of property and equipment	(32,762)	(23,684)	(3,044)

(c)	Uncertainty of Tax Position

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Company did not have any recognized potential tax benefits nor potential underpaid income tax from any interests and penalties and is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated. The Company believes there are no uncertain tax positions as at March 31, 2025 and 2024, and did not expect its assessment regarding unrecognized tax positions will materially change over the next 12 months.